Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Basic earnings per share
Profit for the period	€ 46.4	€ 31.0	€ 68.8	€ 93.4
Weighted average Ordinary Shares and Founder Preferred Shares	196.4	175.6	187.5	175.5
Diluted earnings per share
Profit for the period	€ 46.4	€ 31.0	€ 68.8	€ 93.4
Weighted average Ordinary Shares and Founder Preferred Shares	196.4	175.6	187.5	175.5
Diluted earnings per share	€ 0.24	€ 0.18	€ 0.37	€ 0.53
Basic and diluted earnings (loss) per share	€ 0.24	€ 0.18	€ 0.37	€ 0.53